Goodwill and Intangible Assets, net (Details 1) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 20,298	$ 20,298
Finite-Lived Intangible Assets, Accumulated Amortization	(3,528)	(2,162)
Net carrying amount	$ 16,770	$ 18,136
Successor [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	5 years 8 months 12 days	6 years 2 months 1 day
Gross carrying amount	$ 3,294	$ 3,294
Finite-Lived Intangible Assets, Accumulated Amortization	(608)	(373)
Net carrying amount	$ 2,686	$ 2,921
Successor [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	3 years 8 months 12 days	4 years 2 months 1 day
Gross carrying amount	$ 5,604	$ 5,604
Finite-Lived Intangible Assets, Accumulated Amortization	(1,448)	(887)
Net carrying amount	$ 4,156	$ 4,717
Successor [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	8 years 8 months 12 days	9 years 2 months 1 day
Gross carrying amount	$ 8,697	$ 8,697
Finite-Lived Intangible Assets, Accumulated Amortization	(1,123)	(688)
Net carrying amount	$ 7,574	8,009
Successor [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount
Finite-Lived Intangible Assets, Accumulated Amortization
Net carrying amount
Successor [Member] | Patents And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	8 years 8 months 12 days	9 years 2 months 1 day
Gross carrying amount	$ 2,703	$ 2,703
Finite-Lived Intangible Assets, Accumulated Amortization	(349)	(214)
Net carrying amount	$ 2,354	$ 2,489
Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			$ 26,913
Finite-Lived Intangible Assets, Accumulated Amortization			(7,624)
Net carrying amount			19,289
Predecessor [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			2,183
Finite-Lived Intangible Assets, Accumulated Amortization			(725)
Net carrying amount			1,458
Predecessor [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			6,401
Finite-Lived Intangible Assets, Accumulated Amortization			(1,765)
Net carrying amount			4,636
Predecessor [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			15,179
Finite-Lived Intangible Assets, Accumulated Amortization			(3,398)
Net carrying amount			11,781
Predecessor [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			3,150
Finite-Lived Intangible Assets, Accumulated Amortization			(1,736)
Net carrying amount			1,414
Predecessor [Member] | Patents And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount
Finite-Lived Intangible Assets, Accumulated Amortization
Net carrying amount